LONG-TERM DEBT	12 Months Ended
Jan. 02, 2022
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT:

	Effective interest rate (1)	Principal amount		Maturity date
		January 2, 2022	January 3, 2021

Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3%(2)	n/a	$—	$—	June 2026
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3%, payable monthly(3)	2.4%	300,000	300,000	June 2026
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1.7% to 3%, payable monthly(3)	n/a	—	400,000	April 2022
Notes payable, interest at fixed rate of 2.70%, payable semi-annually(4)	2.7%	100,000	100,000	August 2023
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53%, payable quarterly(4)	2.7%	50,000	50,000	August 2023
Notes payable, interest at fixed rate of 2.91%, payable semi-annually(4)	2.9%	100,000	100,000	August 2026
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57%, payable quarterly(4)	2.9%	50,000	50,000	August 2026
		$600,000	$1,000,000
(1) Represents the annualized effective interest rate for the year ended January 2, 2022, including the cash impact of interest rate swaps, where applicable.
(2) The Company’s committed unsecured revolving long-term bank credit facility of $1 billion provides for an annual extension which is subject to the approval of the lenders. The spread added to the U.S. LIBOR-based variable interest rate is a function of the total net debt to EBITDA ratio (as defined in the credit facility agreement and its amendments). In addition, an amount of $51.1 million (January 3, 2021 - $7.2 million) has been committed against this facility to cover various letters of credit.
(3) The unsecured term loans are non-revolving and can be prepaid in whole or in part at any time with no penalties. The spread added to the U.S. LIBOR-based variable interest rate is a function of the total net debt to EBITDA ratio (as defined in the term loan agreements and its amendments).
(4) The unsecured notes issued for a total aggregate principal amount of $300 million to accredited investors in the U.S. private placement market can be prepaid in whole or in part at any time, subject to the payment of a prepayment penalty as provided for in the Note Purchase Agreement.

In March 2020, the Company amended its unsecured revolving long-term bank credit facility of $1 billion and its unsecured term loan of $300 million, in each case to extend the maturity dates from April 2024 to April 2025. On April 6, 2020, the Company entered into an unsecured two-year term loan agreement for a total principal amount of $400 million. Under the terms of the revolving long-term bank credit facility, both term loan facilities, and the notes, the Company was required to comply with certain covenants, including maintenance of financial ratios. In addition, as at January 3, 2021, the Company had an additional $60 million available under various undrawn overdraft facilities. On June 26, 2020, given the rapidly changing environment and level of uncertainty being created by the COVID-19 pandemic and the associated impact on current and future earnings, the Company amended its various loans and note agreements in order to modify its covenants to provide increased financial flexibility from March 30, 2020 to April 4, 2021. Upfront costs of $3.9 million incurred for the amendments were included in bank and other financial charges in fiscal 2020.

On April 20, 2021, the Company fully repaid its $400 million unsecured two-year term loan which was due on April 6, 2022. In June 2021, the Company amended its unsecured revolving long-term bank credit facility of $1 billion and its unsecured term loan of $300 million to extend the maturity dates from April 2025 to June 2026.

Under the terms of the revolving facility, term loan facility, and notes, the Company is required to comply with certain covenants, including maintenance of financial ratios. The Company was in compliance with all financial covenants at January 2, 2022 and during the covenant relief period.